Long-term investments - Equity investments without readily determinable fair values (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Long-term investments
Initial cost	¥ 174,983	$ 25,370	¥ 161,666
Net cumulative fair value adjustments	(2,420)	(351)	(8,023)
Carrying Value	¥ 172,563	$ 25,019	¥ 153,643